Offerings	Jun. 04, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share, to be issued pursuant to the Western Digital Corporation Amended and Restated 2021 Long-Term Incentive Plan
Amount Registered | shares	6,061,829
Proposed Maximum Offering Price per Unit	51.55
Maximum Aggregate Offering Price	$ 312,487,284.95
Fee Rate	0.01531%
Amount of Registration Fee	$ 47,841.80
Offering Note	Note 1a. Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Company's common stock, par value $0.01 per share ("Common Stock"), that become issuable under the plans set forth herein by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Company's receipt of consideration which results in an increase in the number of the outstanding shares of Common Stock, as applicable. Note 1b. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act based upon the average of the high and low prices of the Common Stock on the Nasdaq Global Select Market on May 30, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share, to be issued pursuant to the Western Digital Corporation Amended and Restated 2005 Employee Stock Purchase Plan (the "ESPP")
Amount Registered | shares	1,296,610
Proposed Maximum Offering Price per Unit	48.97
Maximum Aggregate Offering Price	$ 63,494,991.70
Fee Rate	0.01531%
Amount of Registration Fee	$ 9,721.08
Offering Note	See Note 1a above. Note 2a. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act based upon a 5% discount from the average of the high and low prices of the Common Stock on the Nasdaq Global Select Market on May 30, 2025, such discount representing the maximum permissible discount offered pursuant to the ESPP.